Employee Benefit Plan, Description of Plan - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Expense
Expenses
	Administrative expenses incurred by the Plan during the years ended December 31, 2025 and 2024 were charged to and paid from Plan assets. The Plan permits the application of forfeited assets to pay administrative expenses. Under the Plan’s current recordkeeping services agreement, the Plan Administrator utilizes the lowest gross expense ratio options for Plan investments.
EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Risk and Uncertainty
Risks and Uncertainties

The Plan provides for various investment options in any combination of stocks, bonds, fixed income securities and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the near-term could materially affect participants' account balances, and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits.

EBP, Investment
Investment Valuation and Income Recognition

Investments held by the Plan are reported at fair value, except for the fully benefit-responsive contract associated with the Stable Value Fund, which is reported at contract value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the respective measurement date.
The Plan has adopted a framework for measuring fair value that prioritizes the inputs to valuation techniques. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The three levels of inputs that may be used to measure fair value are as follows:
•Level 1 - Observable inputs such as quoted prices in active markets for identical investments the Plan has the ability to access.

•Level 2 - Inputs include:

•Quoted prices for similar assets or liabilities in active markets;

•Quoted prices for identical or similar assets or liabilities in inactive markets;

•Inputs, other than quoted prices in active markets, that are observable either directly or indirectly, and

•Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

•Level 3 - Unobservable inputs in which there is little or no market activity for the asset or liability, which requires the Plan to develop its own estimates and assumptions relating to the pricing of the asset or liability, including assumptions regarding risk.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Investments for which fair value is measured using the net asset value (“NAV”) per share (or its equivalent) practical expedient are not classified in the fair value hierarchy.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

•Shares of registered investment companies (mutual funds) and money market funds are valued at the NAV of shares held by the Plan as of December 31, 2025 and 2024. These funds held by the Plan are deemed to be actively traded.

•Self-directed accounts consist of cash and cash equivalents, common stocks and mutual funds. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. Mutual funds are valued at the daily NAV as reported by the fund. These funds held by the Plan are deemed to be actively traded.

•The Wesco Stock Fund consists of shares of WESCO International, Inc. common stock (“Wesco common stock”) and fractional shares resulting from normal trading activity that are invested in a short-term cash fund. Wesco common stock is valued at the quoted closing market price from a national securities exchange and the short-term cash investment is valued at cost, which approximates fair value.
•Collective investment trust funds are valued at the NAV of units of each collective trust. These funds include the Loomis Sayles Large Cap Growth Trust Class C fund, various Capital Group target date retirement funds, the Spartan 500 Index Pool Class C fund, the Spartan Mid Cap Index Pool Class C fund, the Spartan Small Cap Index Pool Class C fund, and the Spartan Total International Index Pool Class C fund. The NAV, as provided by the trustees of each collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by each fund less its liabilities. The Plan has the ability to redeem its investment in these funds at their NAV per unit. Participants are permitted to make redemptions from these funds on a daily basis and there is no redemption notice period for participant transactions. There were no unfunded commitments as of December 31, 2025 or 2024. These are direct filing entities.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the Plan's reporting date.
Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Net Appreciation in Fair Value of Investments

The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, consisting of realized gains (losses) and unrealized gains (losses) in the registered investment companies, the collective trust funds, the Wesco Stock Fund and self-directed accounts.

EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Accounting Principles

The financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America. The Plan's significant accounting policies are described below.
Basis of Accounting

The financial statements of the Plan are maintained on the accrual basis of accounting.
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make significant estimates and assumptions. These estimates may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements. Actual results could differ from those estimates.
Investment Valuation and Income Recognition

Investments held by the Plan are reported at fair value, except for the fully benefit-responsive contract associated with the Stable Value Fund, which is reported at contract value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the respective measurement date.
The Plan has adopted a framework for measuring fair value that prioritizes the inputs to valuation techniques. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The three levels of inputs that may be used to measure fair value are as follows:
•Level 1 - Observable inputs such as quoted prices in active markets for identical investments the Plan has the ability to access.

•Level 2 - Inputs include:

•Quoted prices for similar assets or liabilities in active markets;

•Quoted prices for identical or similar assets or liabilities in inactive markets;

•Inputs, other than quoted prices in active markets, that are observable either directly or indirectly, and

•Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

•Level 3 - Unobservable inputs in which there is little or no market activity for the asset or liability, which requires the Plan to develop its own estimates and assumptions relating to the pricing of the asset or liability, including assumptions regarding risk.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Investments for which fair value is measured using the net asset value (“NAV”) per share (or its equivalent) practical expedient are not classified in the fair value hierarchy.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

•Shares of registered investment companies (mutual funds) and money market funds are valued at the NAV of shares held by the Plan as of December 31, 2025 and 2024. These funds held by the Plan are deemed to be actively traded.

•Self-directed accounts consist of cash and cash equivalents, common stocks and mutual funds. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. Mutual funds are valued at the daily NAV as reported by the fund. These funds held by the Plan are deemed to be actively traded.

•The Wesco Stock Fund consists of shares of WESCO International, Inc. common stock (“Wesco common stock”) and fractional shares resulting from normal trading activity that are invested in a short-term cash fund. Wesco common stock is valued at the quoted closing market price from a national securities exchange and the short-term cash investment is valued at cost, which approximates fair value.
•Collective investment trust funds are valued at the NAV of units of each collective trust. These funds include the Loomis Sayles Large Cap Growth Trust Class C fund, various Capital Group target date retirement funds, the Spartan 500 Index Pool Class C fund, the Spartan Mid Cap Index Pool Class C fund, the Spartan Small Cap Index Pool Class C fund, and the Spartan Total International Index Pool Class C fund. The NAV, as provided by the trustees of each collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by each fund less its liabilities. The Plan has the ability to redeem its investment in these funds at their NAV per unit. Participants are permitted to make redemptions from these funds on a daily basis and there is no redemption notice period for participant transactions. There were no unfunded commitments as of December 31, 2025 or 2024. These are direct filing entities.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the Plan's reporting date.
Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Net Appreciation in Fair Value of Investments

The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, consisting of realized gains (losses) and unrealized gains (losses) in the registered investment companies, the collective trust funds, the Wesco Stock Fund and self-directed accounts.
Risks and Uncertainties

The Plan provides for various investment options in any combination of stocks, bonds, fixed income securities and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the near-term could materially affect participants' account balances, and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits.
Payment of Benefits

Benefits are recorded when paid.
Expenses

Administrative expenses incurred by the Plan during the years ended December 31, 2025 and 2024 were charged to and paid from Plan assets. The Plan permits the application of forfeited assets to pay administrative expenses. Under the Plan’s current recordkeeping services agreement, the Plan Administrator utilizes the lowest gross expense ratio options for Plan investments.

Recently Issued Accounting Pronouncements

Accounting pronouncements recently issued by the FASB or other applicable authoritative accounting standards groups with future effective dates are either not applicable or are not expected to be significant to the Plan's financial statements and accompanying notes.

EBP, Note Receivable from Participant	$ 24,540,339	$ 22,600,711
EBP, Participant Contribution, Eligible Compensation, Percentage	7500.00%	7500.00%
EBP, Participant Contribution, Eligible Compensation, Dollar Amount	$ 23,500	$ 23,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account	$ 300,000	800,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50,000
EBP, Employer Discretionary Contribution		8,900,000
EBP, True-Up Contribution	4,000,000.0	3,100,000
EBP, Catch-Up Contribution Limit (Ages 60 to 63)	11,250
EBP, Catch-Up Contribution Limit	7,500
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 24,307,559	(13,774,178)
EBP, Participant Contribution, Automatic, Deferral Rate	300.00%
EBP, Minimum Fund Balance for Former Employees	$ 5,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 3,000,000.0	3,900,000
EBP, Description of Plan	Description of Plan
General

The WESCO Distribution, Inc. Retirement Savings Plan (the “Plan”) was established as of February 28, 1994 (the “date of inception”). At the date of inception, certain employees of the predecessor company became employees of WESCO Distribution, Inc. (the “Company” or the “Plan Sponsor”) and participants in the Plan, and all funds held by the prior plans of the predecessor company were transferred to the Plan. The Plan is administered by the Benefits Fiduciary Committee (the “Plan Administrator”). The Plan Administrator is responsible for directing the Plan's administrative activities and oversees the selection of funds available to participants of the Plan for investment and reinvestment of the assets in the Plan's trust.

The Plan is a participant-directed defined contribution plan covering certain employees of the Company and former employees with a fund balance of at least $5,000 who elected to maintain their funds in the Plan. Former employees cannot make contributions to the Plan.
Participation for eligible employees, as defined in the plan document, requires an employee to be paid through the Plan Sponsor's payroll system.
Trustee

The trustee of the Plan is Fidelity Management Trust Company and the recordkeeper of the Plan is Fidelity Workplace Services, LLC (collectively, “Fidelity”).
Amendments to the Plan
On February 22, 2024, the Plan Sponsor entered into a definitive agreement to sell 100% of the equity interests of its Wesco Integrated Supply (“WIS”) business. On April 1, 2024, the Plan Sponsor completed this sale. On June 3, 2024, all plan assets of participants employed by the WIS business totaling $33.5 million, inclusive of notes receivable from participants of $0.5 million, were transferred out of the Plan.
Effective December 31, 2024, the Rahi Systems 401(k) Plan (“Rahi Plan”) merged into the Plan. The net assets of the Rahi Plan totaling $19.7 million, inclusive of notes receivable from participants of $0.2 million, were transferred into the Plan on December 31, 2024.
Effective December 31, 2025, the Ascent, LLC 401(k) Plan (“Ascent Plan”) and the Industrial Software Solutions I, LLC 401(k) Profit Sharing Plan and Trust (“ISS Plan”) merged into the Plan. The net assets of the Ascent Plan and the ISS Plan totaling $21.6 million and $2.8 million, respectively, were transferred into the Plan on December 31, 2025.
Contributions
The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). For 2025, the Plan permitted participants to make both tax deferred and Roth contributions up to the lesser of 75% of their eligible compensation or $23,500. For 2024, the Plan permitted participants to make both tax deferred and Roth contributions up to the lesser of 75% of their eligible compensation or $23,000. Participant contributions are recorded when they are withheld from the participant's wages.
Participants who have attained age 50 before the close of the plan year are eligible to make catch-up contributions in addition to pre-tax contributions. A catch-up contribution is a pre-tax contribution that exceeds the annual deferral limit. For 2025 and 2024, a participant's total catch-up contribution could not exceed $7,500. For 2025, a participant between ages 60 through 63 can make catch-up contributions that could not exceed $11,250. The catch-up contribution limits are determined by the Internal Revenue Service (“IRS”) and then indexed for inflation. In addition to cash, in-kind contributions are permitted, which may consist of stocks, bonds, property or other securities.
The Company matches contributions made by employees into the Plan at an amount equal to 100% of a participant's eligible elective deferrals up to 3% of the participant's eligible compensation and 50% of the next 4% of eligible compensation. For certain highly compensated employees, matching contributions are made into a separate non-qualified deferred compensation plan instead of the Plan. The Company performs a true-up calculation at the end of each plan year so that the full employer matching contribution is made for all participants of the Plan. Any necessary additional matching contribution is made in the subsequent year. The true-up contributions for the years ended December 31, 2025 and 2024 were approximately $4.0 million and $3.1 million, respectively, and are recorded as employer contributions receivable in the accompanying Statements of Net Assets Available for Benefits.
Participants may rollover into the Plan amounts representing distributions from other qualified retirement plans, an individual retirement account or an annuity. For the years ended December 31, 2025 and 2024, the Plan accepted employee rollover contributions of approximately $19.5 million and $14.6 million, respectively.

In 2024, excess plan assets of $8.9 million from the termination of the Anixter Inc. Pension Plan were transferred to the Plan as a transfer to a qualified replacement plan. The transfer was used to fund certain of the Company’s matching contributions to the Plan during 2024 and is included in employer contributions in the accompanying Statement of Changes in Net Assets Available for Benefits.

The Plan includes a negative enrollment policy. Under this policy, if an individual does not submit an automatic enrollment waiver or elect a deferral rate, the employee will be automatically enrolled in the Plan at a 3% deferral rate with the ability to opt-out.
Under the Plan's annual increase program, participant contributions automatically increase at a rate of 1% annually each April 1 until the deferral rate equals 7%. Participants may opt-out of automatic annual increases, elect to continue automatic deferral rate increases after reaching the maximum deferral rate, or elect automatic increases at a different rate, up to a maximum of 3%.
Vesting
Participants are fully vested in the value of their contributions and related investment income at all times. Participants hired prior to January 1, 2022 vest in their allocated share of employer contributions at 0% for less than one year of service, 25% for one year of service, and 100% for two or more years of service. Participants hired on or after January 1, 2022 vest in their allocated share of employer contributions at 0% for less than two years of service and 100% for two or more years of service.
Distributions

A participant may not withdraw any amount from their vested account balance unless they are age 59½, retire, become deceased or disabled, terminate employment, or experience financial hardship. A participant with at least five years of continuous service may withdraw matching contributions and earnings on matching contributions.
Under present IRS rules, a “hardship” means an immediate and heavy need to draw on financial resources to meet obligations related to health, education, housing, or death of a family member.
Upon termination of service, distributions of a participant's vested account balance are made as either a single lump-sum payment, substantially equal monthly, quarterly, semi-annual or annual installments, or a transfer to the trustee or custodian of another eligible retirement plan.
Forfeitures

Employer contributions forfeited by participants not vested at their termination date are used to reinstate previously forfeited account balances of former participants who have returned to the Company, reduce employer contributions in accordance with the Plan's provisions, pay Plan expenses or are allocated to participants' accounts. Total forfeitures that reduced employer contributions in 2025 and 2024 were approximately $3.0 million and $3.9 million, respectively. As of December 31, 2025 and 2024, a balance of approximately $0.3 million and $0.8 million, respectively, was available to reinstate previously forfeited account balances, reduce employer contributions, pay Plan expenses or allocate to participants' accounts.
Participant Accounts

An account is maintained for each participant, which is credited with the participant's and the employer's matching contributions, an allocation of employer's contributions, and plan earnings and charged with benefit payments and an allocation of plan losses and administrative expenses. Allocations are based on participant contributions or account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account balance.

Notes Receivable from Participants
Participants are permitted to borrow against a portion of their vested account balance, pursuant to nondiscriminatory rules established by the Plan Administrator, up to a maximum of the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant's account. Each loan is to be repaid over a period not to exceed five years, unless the loan is for the purchase of a participant's primary residence or the participant is absent due to military leave, in which case the Plan may allow for a longer repayment term. A participant may have only one loan outstanding at a time, may not refinance an existing loan, or apply for an additional loan for the purpose of paying off an existing loan. Refer to Note 6, "Notes Receivable From Participants" for additional information regarding notes receivable from participants.
Plan Termination

Although the Company has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, participants will become 100% vested in their accounts, and all vested assets shall be distributed to the participants in accordance with the terms of the Plan, or in such other manner, not inconsistent with the requirements of any applicable law or regulation, as the Company may in its sole discretion determine.

EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 19,499,572	14,569,465
EBP, First 3 Percent Contributed [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	300.00%
EBP, Next 4 Percent Contributed [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	400.00%
Maximum Automatic Deferral Rate [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	700.00%
Automatic Deferral Rate Annual Increase [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	100.00%
EBP, Tranche One (Prior to 1/1/2022) [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	0.00%
EBP, Tranche Two (Prior to 1/1/2022) [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	2500.00%
EBP, Tranche Three (Prior to 1/1/2022) [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	10000.00%
EBP, Tranche One (After 1/1/2022) [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	0.00%
EBP, Tranche Two (After 1/1/2022) [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	10000.00%
Rahi [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant		200,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan		19,700,000
ISS [Member]
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 2,800,000
Ascent [Member]
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 21,600,000
Wesco Integrated Supply [Member]
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant		500,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan		$ (33,500,000)